Securitizations and Other Variable Interest Entities - Home Equity Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011
On-balance sheet assets
Trading account assets	$ 200,993,000,000	$ 191,785,000,000
Debt securities carried at fair value	268,795,000,000	320,695,000,000
Loans and leases	928,233,000,000	881,391,000,000
Allowance for loan and lease losses	(17,428,000,000)	(14,419,000,000)	(24,179,000,000)	(33,783,000,000)
All other assets	124,090,000,000	112,063,000,000
Total assets	2,102,273,000,000	2,104,534,000,000
On-balance sheet liabilities
Long-term debt	249,674,000,000	243,139,000,000
Total liabilities	1,869,588,000,000	1,861,063,000,000
Home equity lines of credit
Variable Interest Entity [Line Items]
Maximum loss exposure	7,486,000,000	6,215,000,000
On-balance sheet assets
Trading account assets	12,000,000	14,000,000
Debt securities carried at fair value	25,000,000	39,000,000
Loans and leases	1,329,000,000	1,014,000,000
Allowance for loan and lease losses	(80,000,000)	(56,000,000)
All other assets	20,000,000	33,000,000
Total assets	1,306,000,000	1,044,000,000
On-balance sheet liabilities
Long-term debt	1,450,000,000	1,076,000,000
All other liabilities	90,000,000	0
Total liabilities	1,540,000,000	1,076,000,000
Principal balance outstanding	8,871,000,000	7,376,000,000
Trust certificates outstanding	7,600,000,000	6,300,000,000
Remaining borrowing capacity on home equity line	82,000,000	39,000,000
Assets deconsolidated	475,000,000
Liabilities deconsolidated	616,000,000
Home equity lines of credit | Consolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	1,269,000,000	991,000,000
On-balance sheet assets
Trading account assets	0	0
Debt securities carried at fair value	0	0
Loans and leases	1,329,000,000	1,014,000,000
Allowance for loan and lease losses	(80,000,000)	(56,000,000)
All other assets	20,000,000	33,000,000
Total assets	1,269,000,000	991,000,000
On-balance sheet liabilities
Long-term debt	1,450,000,000	1,076,000,000
All other liabilities	90,000,000	0
Total liabilities	1,540,000,000	1,076,000,000
Principal balance outstanding	1,329,000,000	1,014,000,000
Home equity lines of credit | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	6,217,000,000	5,224,000,000
On-balance sheet assets
Trading account assets	12,000,000	14,000,000
Debt securities carried at fair value	25,000,000	39,000,000
Loans and leases	0	0
Allowance for loan and lease losses	0	0
All other assets	0	0
Total assets	37,000,000	53,000,000
On-balance sheet liabilities
Long-term debt	0	0
All other liabilities	0	0
Total liabilities	0	0
Principal balance outstanding	7,542,000,000	6,362,000,000
Other income (loss) | Home equity lines of credit
On-balance sheet liabilities
Gain (loss) on deconsolidation	$ 141,000,000